Restricted Bank Balance, Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Restricted Bank Balance, Cash and Cash Equivalents [Line Items]
Restricted bank balances	$ 8,500,000	$ 8,500,000	$ 8,500,000
Liquidity account	7,195,790		$ 7,319,056
Escrow amount	5,000,057
Amount transferred to escrow account	200,000
Amount transferred to escrow account for each	100,000
Trade and accounts payables	$ 21,416,246